Regulatory Matters: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
The Company's and the Bank's actual capital amounts and ratios
Tier 1 capital to risk weighted assets, Actual Ratio	8.50%
Tangible capital to adjusted total assets, Required for Capital Adequacy Purposes, Amount	$ 14,463	$ 15,205
Core capital to adjusted total assets, Required for Capital Adequacy Purposes, Amount	38,569	40,545
Total capital to risk weighted assets, Required for Capital Adequacy Purposes, Amount	45,981	50,064
Tangible capital to adjusted total assets, Required for Capital Adequacy Purposes, Ratio	1.50%	1.50%
Core capital to adjusted total assets, Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total capital to risk weighted assets, Required for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Core capital to adjusted total assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Amount	48,202	50,682
Total capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Amount	57,458	62,580
Tier 1 capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Amount	37,548	37,548
Core capital to adjusted total assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Total capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
HopFed [Member]
The Company's and the Bank's actual capital amounts and ratios
Tangible capital to adjusted total assets, Actual Amount	104,984	120,908
Core capital to adjusted total assets, Actual Amount	104,984	120,908
Total capital to risk weighted assets, Actual Amount	112,204	128,089
Tier 1 capital to risk weighted assets, Actual Amount	104,984	120,908
Tangible capital to adjusted total assets, Actual Ratio	10.90%	11.70%
Core capital to adjusted total assets, Actual Ratio	10.90%	11.70%
Total capital to risk weighted assets, Actual Ratio	19.40%	20.30%
Tier 1 capital to risk weighted assets, Actual Ratio	18.20%	19.10%
Bank [Member]
The Company's and the Bank's actual capital amounts and ratios
Tangible capital to adjusted total assets, Actual Amount	102,375	103,173
Core capital to adjusted total assets, Actual Amount	102,375	103,173
Total capital to risk weighted assets, Actual Amount	109,602	110,355
Tier 1 capital to risk weighted assets, Actual Amount	$ 102,375	$ 103,172
Tangible capital to adjusted total assets, Actual Ratio	10.60%	10.20%
Core capital to adjusted total assets, Actual Ratio	10.60%	10.20%
Total capital to risk weighted assets, Actual Ratio	19.10%	17.60%
Tier 1 capital to risk weighted assets, Actual Ratio	17.80%	16.50%